UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 20 Air Street St
         London, United Kingdom  W1B 5AN

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $4,923,685 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    91519  2524661 SH       SOLE                  1694072    78490   752099
BARD C R INC                   COM              067383109   146348  1452150 SH       SOLE                   975313    45301   431536
BECTON DICKINSON & CO          COM              075887109   359387  3758882 SH       SOLE                  2523160   117256  1118466
BLACKBAUD INC                  COM              09227Q100   110658  3734657 SH       SOLE                  2517144   115915  1101598
BROWN & BROWN INC              COM              115236101    78382  2446379 SH       SOLE                  1642927    76325   727127
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    60852  1023407 SH       SOLE                   690279    31611   301517
CITRIX SYS INC                 COM              177376100   105534  1462502 SH       SOLE                   985991    45490   431021
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    97010  4537400 SH       SOLE                  3115300   136000  1286100
DANAHER CORP DEL               COM              235851102   377733  6077764 SH       SOLE                  4087853   189260  1800651
EBAY INC                       COM              278642103    69886  1288941 SH       SOLE                   865734    40231   382976
FACTSET RESH SYS INC           COM              303075105    83565   902425 SH       SOLE                   606056    28161   268208
GRAINGER W W INC               COM              384802104   234335  1041582 SH       SOLE                   697808    32089   311685
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     3742   100000 SH       SOLE                     6100        0    93900
INTUIT                         COM              461202103   108782  1657000 SH       SOLE                  1110194    51095   495711
JONES LANG LASALLE INC         COM              48020Q107   192329  1934705 SH       SOLE                  1301722    60224   572759
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   108564  1203588 SH       SOLE                   810084    37427   356077
MEAD JOHNSON NUTRITION CO      COM              582839106    92036  1188322 SH       SOLE                   823225    34558   330539
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    37066   928042 SH       SOLE                   666205    24906   236931
MSCI INC                       COM              55354G100   301237  8878192 SH       SOLE                  5944570   278958  2654664
NIELSEN HOLDINGS N V           COM              N63218106   250364  6989499 SH       SOLE                  4711920   217456  2060123
NORTHERN TR CORP               COM              665859104   110180  2019433 SH       SOLE                  1367833    63738   587862
POLYPORE INTL INC              COM              73179V103   105390  2622941 SH       SOLE                  1761600    81830   779511
PROCTER & GAMBLE CO            COM              742718109    99231  1287709 SH       SOLE                   863742    40137   383830
QUALCOMM INC                   COM              747525103   315743  4716104 SH       SOLE                  3236530   140072  1339502
SCHEIN HENRY INC               COM              806407102   391830  4233714 SH       SOLE                  2839172   132706  1261836
SOLARCITY CORP                 COM              83416T100    79890  4231442 SH       SOLE                  4231442        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    17377   111000 SH       SOLE                        0        0   111000
STRAYER ED INC                 COM              863236105    39467   815773 SH       SOLE                   542595    25641   247537
SYSCO CORP                     COM              871829107   118549  3370744 SH       SOLE                  2263975   105191  1001578
TERADATA CORP DEL              COM              88076W103   107247  1832977 SH       SOLE                  1229857    57122   545998
VARIAN MED SYS INC             COM              92220P105   265075  3681602 SH       SOLE                  2465835   115820  1099947
VERISK ANALYTICS INC           CL A             92345Y106    40833   662555 SH       SOLE                   444253    20740   197562
WATERS CORP                    COM              941848103   323544  3445259 SH       SOLE                  2308626   108194  1028439